Award Timing Disclosure	12 Months Ended
Aug. 30, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Procedures Related to the Grant of Certain Equity Awards
The Company does not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. Our current long-term incentive program includes the grant of stock options, representing 15% of the total long-term incentive value for Fiscal 2025 awards. Consistent with our annual compensation cycle, the committee typically grants annual equity awards, including stock options, to our executive officers in October of each year at the committee’s first meeting of our fiscal year. The dates for these committee meetings are set more than a year in advance on a fairly consistent cadence year over year.
The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date).
As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.

Award Timing Method
The Company does not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. Our current long-term incentive program includes the grant of stock options, representing 15% of the total long-term incentive value for Fiscal 2025 awards. Consistent with our annual compensation cycle, the committee typically grants annual equity awards, including stock options, to our executive officers in October of each year at the committee’s first meeting of our fiscal year. The dates for these committee meetings are set more than a year in advance on a fairly consistent cadence year over year.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.

MNPI Disclosure Timed for Compensation Value	false